Loans and Borrowings - Summary of Borrowings (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Non-current liabilities
Unsecured bank loans	₺ 6,092,170	₺ 7,244,992
Secured bank loans		1,862
Lease liabilities	1,101,303	1,026,955
Debt securities issued	5,483,921	4,845,827
Total non-current liabilities	12,677,394	13,119,636
Current liabilities
Unsecured bank loans	6,712,297	6,281,855
Secured bank loans	2,415	2,318
Lease liabilities	431,752	387,001
Debt securities issued	481,869	364,735
Total current liabilities	₺ 7,628,333	₺ 7,035,909